Fair Value: Fair Value Assets measured on a Recurring Basis (Details) - USD ($)	Dec. 31, 2015		Dec. 31, 2014
Assets, Fair Value Disclosure	$ 150,474		$ 62,378
Cash and Cash Equivalents
Assets, Fair Value Disclosure	16,080	[1]	3,681	[2]
US Government Agencies Debt Securities
Assets, Fair Value Disclosure	9,813		9,987
Residential Mortgage Backed Securities
Assets, Fair Value Disclosure	2,538		3,207
Debt Securities
Assets, Fair Value Disclosure	12,351		13,194
Derivative
Assets, Fair Value Disclosure	122,043		45,503
Fair Value, Inputs, Level 1
Assets, Fair Value Disclosure	16,080		3,681
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Assets, Fair Value Disclosure	16,080	[1]	3,681	[2]
Fair Value, Inputs, Level 2
Assets, Fair Value Disclosure	12,351		13,194
Fair Value, Inputs, Level 2 | US Government Agencies Debt Securities
Assets, Fair Value Disclosure	9,813		9,987
Fair Value, Inputs, Level 2 | Residential Mortgage Backed Securities
Assets, Fair Value Disclosure	2,538		3,207
Fair Value, Inputs, Level 2 | Debt Securities
Assets, Fair Value Disclosure	12,351		13,194
Fair Value, Inputs, Level 3
Assets, Fair Value Disclosure	122,043		45,503
Fair Value, Inputs, Level 3 | Derivative
Assets, Fair Value Disclosure	$ 122,043		$ 45,503

[1]	Excludes cash of $1,013 that is not subject to fair value accounting.
[2]	Excludes cash of $769 that is not subject to fair value accounting.